Accrued Liabilities - Schedule of Accrued liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries, wages and benefits	$ 3,111,000	$ 2,899,068	$ 1,796,443
Passenger Taxes	4,651,000	2,316,881	1,647,319
Aircraft fuel	1,500,000	1,434,563	1,595,324
Contracted ground and aviation services	1,603,000	2,199,770	1,154,409
Maintenance	451,000	1,081,416	1,115,293
Aircraft Rent	2,683,000	3,383,587	986,762
Other	3,649,000	4,149,000	1,163,079
Accrued liabilities	$ 17,648,000	17,465,320	$ 9,458,629
Previously Reported
Other		$ 4,150,035